CONSOLIDATED BALANCE SHEETS	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Current assets
Cash	¥ 317,000,000.0	$ 47,300,000	¥ 343,998,570
Restricted cash	723,560	108,031	0
Notes receivable	10,828,308	1,616,715	6,305,633
Trade accounts receivable, net	22,577,980	3,370,994	26,686,888
Inventories, net	3,894,369	581,447	3,644,522
Other receivables, net	5,501,833	821,448	6,939,676
Loans to third parties	50,383,822	7,522,532	50,476,782
Purchase advances, net	178,208	26,607	1,078,137
Contract costs, net	33,858,820	5,055,274	48,795,906
Prepaid expenses	420,284	62,750	146,071
Prepaid expenses - related parties	275,000	41,059	433,000
Total current assets	445,617,041	66,532,628	488,505,185
Property and equipment, net	25,474,162	3,803,407	27,138,768
Construction in progress	239,739	35,794
Land use right, net	1,226,169	183,073	1,253,408
Intangible assets, net	5,950,000	888,362	6,650,000
Investment in unconsolidated entity			27,931,795
Long-term other receivables, net	1,564,381	233,569	114,679
Goodwill	4,730,002	706,211	6,996,895
Operating lease right-of-use assets	5,440,590	812,305	7,925,930
Total Assets	490,242,084	73,195,349	566,516,660
Current liabilities
Short-term bank loans	10,000,000.0	1,493,045	15,000,000
Trade accounts payable	16,739,989	2,499,356	21,956,481
Other payable	3,533,918	527,630	9,862,762
Other payable- related parties	2,240,135	334,462	2,400,667
Contract liabilities	2,001,277	298,800	7,686,276
Accrued payroll and employees' welfare	2,250,547	336,017	1,954,484
Taxes payable	2,210,958	330,106	1,248,994
Short-term borrowings			530,000
Short-term borrowings - related parties	9,009,156	1,345,107	12,676,042
Long-term borrowings - related party - current portion	999,530	149,234	920,066
Operating lease liabilities - current	3,892,774	581,209	2,226,832
Total Current Liabilities	52,878,284	7,894,966	76,462,604
Operating lease liabilities - non-current	2,184,635	326,176	4,792,101
Long-term borrowings - related party	5,511,076	822,828	6,486,551
Contract liabilities - non-current	106,000	15,826
Deferred tax liability			624,088
Warrant liability	16,677,328	2,490,000	190,635,850
Total Liabilities	77,357,323	11,549,796	279,001,194
Commitments and Contingencies
Equity
Additional paid-in capital	496,038,696	74,060,807	479,490,763
Statutory reserve	4,148,929	619,454	4,148,929
Accumulated deficit	(111,273,525)	(16,613,637)	(206,860,320)
Accumulated other comprehensive income	11,307,461	1,688,255	1,974,836
Total shareholders' equity	420,631,729	62,802,209	295,095,034
Non-controlling interests	(7,746,968)	(1,156,656)	(7,579,568)
Total equity	412,884,761	61,645,553	287,515,466
Total Liabilities and Equity	490,242,084	73,195,349	566,516,660
Class A ordinary shares
Equity
Common stock value	18,001,670	2,687,730	¥ 16,340,826
Class B ordinary shares
Equity
Common stock value	¥ 2,408,498	$ 359,600